Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Schedule of changes in stock options granted

	2017 Plan
		Weighted
		average
		exercise
	Number	price
	of	per share
	options	(US$)
Outstanding as at January 1, 2019	450,000	8.76
Forfeited	(4,000)	8.76
Exercised	(20,000)	8.76
Outstanding as at December 31, 2019 and 2020	426,000	8.76
Forfeited	(32,500)	8.76
Granted	1,307,000	13.15
Adjustments for stock dividends issued in 2021	301,322	Not applicable
Outstanding as at December 31, 2021	2,001,822	10.31
As at December 31, 2021:
Options exercisable	2,001,822	10.31
Options available for granting in future periods	213,659

Schedule of information about stock options outstanding and exercisable

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)*	Number	contractual life (in years)
$7.44	463,226	5.92
$11.17	1,538,596	9.33
Total	2,001,822	8.54

*The exercise price per share has been adjusted to reflect the effects of the stock dividends distributed in the year ended December 31, 2021. See Note 17.

Schedule of share-based compensation expenses recognized

Years ended December 31:	2021	2020	2019
Share-based compensation expenses arising from stock options granted by the Company	$2,497	$—	$—

Schedule of black-scholes-merton formula

2021
Number of options granted (on a post-stock dividend basis)	1,538,596
Vesting requirements	Immediately
Contractual life	9.33 years
Method of settlement	In equity
Exercise price per share	US$11.17
Market price per share on grant date	US$10.01
Expected volatility	39.24%
Expected option life	9.33 years
Expected dividends	8.00%
Risk-free interest rate	1.48%
Fair value of option granted (per option)	$1.62 (US$1.27)